November 14, 2017

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Horizons ETF Trust I (formerly Recon Capital Series Trust)
File Nos. 333-183155 and 811-22732

Dear Sir/Madam:

On behalf of Horizons ETF Trust I, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 47 to the Trust’s Registration Statement under the Securities Act of 1933. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to register shares of a new series of the Trust, the Horizons Cadence Hedged US Dividend Yield ETF.

If you have any questions, please contact Bibb Strench at (202) 973-2727.

Very truly yours,

/s/ Parker D. Bridgeport

Counsel, Thompson Hine LLP